AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 99.1%
Common Stocks
Aerospace & Defense — 6.6%
Boeing Co. (The)	388,908	$ 147,967,827
Northrop Grumman Corp.	88,853	33,301,216
		181,269,043
Auto Components — 1.6%
Aptiv PLC	487,552	42,621,796
Biotechnology — 1.8%
Alexion Pharmaceuticals, Inc.*	115,224	11,285,038
Vertex Pharmaceuticals, Inc.*	225,247	38,161,347
		49,446,385
Capital Markets — 3.2%
Charles Schwab Corp. (The)	981,129	41,040,626
Intercontinental Exchange, Inc.	314,676	29,035,154
TD Ameritrade Holding Corp.	370,001	17,279,047
		87,354,827
Electric Utilities — 1.4%
NextEra Energy, Inc.	158,700	36,975,513
Entertainment — 2.5%
Electronic Arts, Inc.*	129,185	12,636,877
Netflix, Inc.*	107,393	28,740,514
Spotify Technology SA*	136,277	15,535,578
Tencent Music Entertainment Group (China), ADR*(a)	994,048	12,693,993
		69,606,962
Health Care Equipment & Supplies — 6.6%
Becton, Dickinson & Co.	213,062	53,896,164
Intuitive Surgical, Inc.*	105,642	57,039,285
Stryker Corp.	315,865	68,321,599
		179,257,048
Health Care Providers & Services — 5.5%
Anthem, Inc.	38,536	9,252,494
Centene Corp.*	259,110	11,209,099
Cigna Corp.	302,407	45,902,358
HCA Healthcare, Inc.	358,378	43,155,879
UnitedHealth Group, Inc.	126,672	27,528,359
WellCare Health Plans, Inc.*	51,955	13,465,177
		150,513,366
Hotels, Restaurants & Leisure — 3.0%
Hilton Worldwide Holdings, Inc.	282,820	26,333,370
Las Vegas Sands Corp.	278,979	16,113,827
McDonald’s Corp.	72,176	15,496,909
Restaurant Brands International, Inc. (Canada)	333,609	23,732,944
		81,677,050
Industrial Conglomerates — 0.6%
Honeywell International, Inc.	94,021	15,908,353
Interactive Media & Services — 15.9%
Alphabet, Inc. (Class A Stock)*	110,781	135,279,110
Alphabet, Inc. (Class C Stock)*	54,505	66,441,595
	Shares	Value
Common Stocks (continued)
Interactive Media & Services (cont’d.)
Facebook, Inc. (Class A Stock)*	834,133	$ 148,542,405
IAC/InterActiveCorp*	102,319	22,302,473
Tencent Holdings Ltd. (China), ADR(a)	1,486,772	61,894,318
		434,459,901
Internet & Direct Marketing Retail — 11.5%
Alibaba Group Holding Ltd. (China), ADR*(a)	388,007	64,886,411
Amazon.com, Inc.*	125,298	217,506,051
Booking Holdings, Inc.*	16,261	31,914,001
		314,306,463
IT Services — 9.8%
Fidelity National Information Services, Inc.	132,643	17,609,685
Global Payments, Inc.	438,060	69,651,540
PayPal Holdings, Inc.*	364,269	37,734,626
Visa, Inc. (Class A Stock)(a)	822,129	141,414,409
		266,410,260
Life Sciences Tools & Services — 0.5%
Avantor, Inc.*	1,028,142	15,113,687
Machinery — 1.0%
Fortive Corp.	158,833	10,889,591
PACCAR, Inc.	217,042	15,195,110
		26,084,701
Multiline Retail — 1.7%
Dollar General Corp.	290,186	46,122,163
Multi-Utilities — 0.8%
Sempra Energy	142,216	20,992,504
Oil, Gas & Consumable Fuels — 0.5%
Concho Resources, Inc.	207,599	14,095,972
Pharmaceuticals — 0.4%
Eli Lilly & Co.	93,034	10,403,992
Road & Rail — 0.7%
J.B. Hunt Transport Services, Inc.(a)	130,935	14,487,958
Uber Technologies, Inc.*(a)	161,342	4,916,091
		19,404,049
Semiconductors & Semiconductor Equipment — 2.3%
ASML Holding NV (Netherlands), (XNGS)(a)	151,425	37,616,999
Marvell Technology Group Ltd.	984,020	24,570,979
		62,187,978
Software — 16.6%
Atlassian Corp. PLC (Class A Stock)*	21,617	2,711,636
Intuit, Inc.	239,875	63,792,358
Microsoft Corp.	1,454,240	202,182,987
salesforce.com, Inc.*	331,477	49,204,446
ServiceNow, Inc.*	96,093	24,393,208
Slack Technologies, Inc. (Class A Stock)*(a)	183,193	4,347,170
Splunk, Inc.*(a)	272,223	32,084,203
Temenos AG (Switzerland), ADR(a)	105,362	17,670,788
A1

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
VMware, Inc. (Class A Stock)	234,094	$ 35,128,146
Workday, Inc. (Class A Stock)*	132,042	22,441,858
Zoom Video Communications, Inc. (Class A Stock)*(a)	7,332	558,698
		454,515,498
Specialty Retail — 1.2%
Ross Stores, Inc.	301,464	33,115,820
Technology Hardware, Storage & Peripherals — 1.9%
Apple, Inc.	233,313	52,255,113
Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc. (Class B Stock)	306,749	28,809,866
Tobacco — 0.4%
Philip Morris International, Inc.	152,836	11,604,838

Total Long-Term Investments (cost $1,917,885,708)		2,704,513,148
Short-Term Investments — 10.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	19,493,459	19,493,459
PGIM Institutional Money Market Fund (cost $257,725,025; includes $257,186,300 of cash collateral for securities on loan)(b)(w)	257,678,974	257,704,742

Total Short-Term Investments (cost $277,218,484)		277,198,201

TOTAL INVESTMENTS—109.2% (cost $2,195,104,192)		2,981,711,349

Liabilities in excess of other assets — (9.2)%		(251,789,357)

Net Assets — 100.0%		$ 2,729,921,992

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
XNGS	London Stock Exchange

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $251,146,463; cash collateral of $257,186,300 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2